December 31, 2005	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual
Report

Pacific Select

TABLE OF CONTENTS
PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-6
Statements of Changes in Net Assets	D-11
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-3
Where to Go for More Information	H-10

     The 2005 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Blue	Aggressive	Financial	Diversified		American Funds®	American Funds®		Short
	Chip	Growth	Services	Research	Equity	Growth-Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$38,345
Aggressive Growth Portfolio		$2,773
Financial Services Portfolio			$4,227
Diversified Research Portfolio				$55,455
Equity Portfolio					$43,577
American Funds® Growth-Income Portfolio						$29,808
American Funds® Growth Portfolio							$49,543
Technology								$8,030
Short Duration Bond Portfolio									$52,850
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	331	306	—	—
Fund shares redeemed	8	1	1	314	74	—	—	1	8

Total Assets	38,353	2,774	4,228	55,769	43,651	30,139	49,849	8,031	52,858

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8	1	1	314	74	—	—	1	8
Fund shares purchased	—	—	—	—	—	331	306	—	—

Total Liabilities	8	1	1	314	74	331	306	1	8

NET ASSETS	$38,345	$2,773	$4,227	$55,455	$43,577	$29,808	$49,543	$8,030	$52,850

Units Outstanding	5,012	317	384	4,738	2,466	2,736	4,173	1,499	5,264

Accumulation Unit Value	$7.65	$8.76	$11.01	$11.70	$17.67	$10.90	$11.87	$5.36	$10.04

Cost of Investments	$33,136	$1,851	$2,960	$44,386	$37,056	$27,903	$43,528	$5,447	$54,290

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Concentrated Growth Portfolio (1)	$3,232
Growth LT Portfolio		$193,910
Focused 30 Portfolio			$10,124
Health Sciences Portfolio				$9,833
Mid-Cap Value Portfolio					$128,159
International Value Portfolio						$166,561
Capital Opportunities Portfolio							$3,658
International Large-Cap Portfolio								$115,110
Equity Index Portfolio									$191,778
Receivables:
Due from Pacific Life Insurance Company	—	—	4	—	—	—	2	—	—
Fund shares redeemed	2	160	—	2	38	246	—	91	73

Total Assets	3,234	194,070	10,128	9,835	128,197	166,807	3,660	115,201	191,851

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	160	—	2	38	246	—	91	73
Fund shares purchased	—	—	4	—	—	—	2	—	—

Total Liabilities	2	160	4	2	38	246	2	91	73

NET ASSETS	$3,232	$193,910	$10,124	$9,833	$128,159	$166,561	$3,658	$115,110	$191,778

Units Outstanding	764	5,683	1,073	933	6,243	9,000	432	13,462	5,326

Accumulation Unit Value	$4.23	$34.12	$9.44	$10.54	$20.53	$18.51	$8.47	$8.55	$36.01

Cost of Investments	$1,953	$135,477	$7,470	$7,186	$85,663	$125,201	$2,566	$88,169	$114,566

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Index Portfolio	$59,682
Fasciano Small Equity Portfolio (1)		$34,092
Small-Cap Value Portfolio			$28,920
Multi-Strategy Portfolio				$78,274
Main Street® Core Portfolio					$176,067
Emerging Markets Portfolio						$73,418
Managed Bond Portfolio							$195,999
Inflation Managed Portfolio								$134,950
Money Market Portfolio									$43,551
Receivables:
Due from Pacific Life Insurance Company	17	9	—	—	—	—	48	76	34
Fund shares redeemed	—	—	13	26	157	336	—	—	—

Total Assets	59,699	34,101	28,933	78,300	176,224	73,754	196,047	135,026	43,585

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	13	26	157	336	—	—	—
Fund shares purchased	17	9	—	—	—	—	48	76	34

Total Liabilities	17	9	13	26	157	336	48	76	34

NET ASSETS	$59,682	$34,092	$28,920	$78,274	$176,067	$73,418	$195,999	$134,950	$43,551

Units Outstanding	3,919	2,998	1,666	2,422	5,618	4,248	7,362	4,963	2,913

Accumulation Unit Value	$15.23	$11.37	$17.36	$32.32	$31.34	$17.28	$26.62	$27.19	$14.95

Cost of Investments	$39,086	$25,148	$18,041	$62,324	$140,355	$26,799	$190,192	$121,693	$43,396

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account (1)

ASSETS
Investments:
High Yield Bond Portfolio	$69,615
Equity Income Portfolio		$11,532
Large-Cap Value Portfolio			$78,401
Comstock Portfolio				$39,659
Mid-Cap Growth Portfolio					$17,370
Real Estate Portfolio						$45,127
VN Small-Cap Value Portfolio							$4,800
Receivables:
Due from Pacific Life Insurance Company	14	—	—	—	—	—	16
Fund shares redeemed	—	21	314	1	20	57	—

Total Assets	69,629	11,553	78,715	39,660	17,390	45,184	4,816

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	21	314	1	20	57	—
Fund shares purchased	14	—	—	—	—	—	16

Total Liabilities	14	21	314	1	20	57	16

NET ASSETS	$69,615	$11,532	$78,401	$39,659	$17,370	$45,127	$4,800

Units Outstanding	2,560	937	5,857	3,841	2,300	1,555	420

Accumulation Unit Value	$27.20	$12.31	$13.39	$10.33	$7.55	$29.02	$11.44

Cost of Investments	$67,769	$8,184	$63,010	$29,388	$10,744	$19,867	$4,625

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Blue	Aggressive	Financial	Diversified		American Funds	American Funds		Short
	Chip	Growth	Services	Research	Equity	Growth-Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

INVESTMENT INCOME
Dividends	$138	$—	$58	$237	$110	$291	$185	$—	$1,682
EXPENSES
Mortality and expense risk fees	689	41	65	653	580	221	315	76	700

Net Investment Income (Loss)	(551)	(41)	(7)	(416)	(470)	70	(130)	(76)	982

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(8,824)	361	798	556	(384)	(31)	(6)	711	(491)
Realized gain distributions	—	—	29	—	—	—	—	—	—

Realized Gain (Loss)	(8,824)	361	827	556	(384)	(31)	(6)	711	(491)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,679	(239)	(669)	2,880	2,804	1,905	6,015	570	(322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,696)	$81	$151	$3,020	$1,950	$1,944	$5,879	$1,205	$ 169

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$475	$79	$—	$656	$3,135	$39	$843	$2,733
EXPENSES
Mortality and expense risk fees	51	2,606	89	109	1,529	2,205	108	1,306	2,512

Net Investment Income (Loss)	(51)	(2,131)	(10)	(109)	(873)	930	(69)	(463)	221

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	604	16,043	169	348	2,772	5,763	1,479	422	11,427
Realized gain distributions	—	—	—	177	10,975	—	—	—	945

Realized Gain	604	16,043	169	525	13,747	5,763	1,479	422	12,372

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(632)	(3,484)	1,185	689	(2,937)	6,212	(2,171)	12,119	(5,814)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($79)	$10,428	$1,344	$1,105	$9,937	$12,905	($761)	$12,078	$6,779

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$283	$70	$346	$1,738	$1,873	$609	$6,874	$4,224	$1,570
EXPENSES
Mortality and expense risk fees	796	406	411	1,071	2,244	748	2,602	1,796	725

Net Investment Income (Loss)	(513)	(336)	(65)	667	(371)	(139)	4,272	2,428	845

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,204	906	1,315	3,687	3,588	1,818	955	(154)	67

Realized gain distributions	—	—	1,333	—	—	—	6,577	9,898	—

Realized Gain	2,204	906	2,648	3,687	3,588	1,818	7,532	9,744	67

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(591)	428	662	(2,341)	5,072	19,364	(9,023)	(10,415)	(40)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,100	$998	$3,245	$2,013	$8,289	$21,043	$2,781	$1,757	$872

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account (1)

INVESTMENT INCOME
Dividends	$5,468	$199	$1,000	$578	$—	$370	$20
EXPENSES
Mortality and expense risk fees	969	170	1,261	527	176	574	26

Net Investment Income (Loss)	4,499	29	(261)	51	(176)	(204)	(6)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(66)	725	631	94	149	3,919	18
Realized gain distributions	—	400	—	1,631	—	1,830	142

Realized Gain (Loss)	(66)	1,125	631	1,725	149	5,749	160

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,720)	(741)	1,344	(573)	2,032	645	175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$713	$413	$1,714	$1,203	$2,005	$6,190	$329

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($551)	($510)	($41)	($54)	($7)	($45)	($416)	($271)
Realized gain (loss)	(8,824)	(3,883)	361	204	827	204	556	(190)
Change in unrealized appreciation (depreciation) on investments	7,679	7,235	(239)	237	(669)	499	2,880	4,092

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,696)	2,842	81	387	151	658	3,020	3,631

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,162	1,635	20	62	154	150	738	706
Transfers between variable and fixed accounts, net	(40,013)	14,252	(1,564)	17	(2,719)	(654)	18,875	8,967
Transfers—policy charges and deductions	(487)	(1,057)	(74)	(87)	(28)	(64)	(384)	(611)
Transfers—surrenders	(7,260)	(10,892)	(485)	(634)	(991)	(1,220)	(9,853)	(5,989)
Transfers—other	(2)	(4)	1	(3)	1	—	(1)	(26)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(46,600)	3,934	(2,102)	(645)	(3,583)	(1,788)	9,375	3,047

NET INCREASE (DECREASE) IN NET ASSETS	(48,296)	6,776	(2,021)	(258)	(3,432)	(1,130)	12,395	6,678

NET ASSETS
Beginning of Year	86,641	79,865	4,794	5,052	7,659	8,789	43,060	36,382

End of Year	$38,345	$86,641	$2,773	$4,794	$4,227	$7,659	$55,455	$43,060

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity		American Funds Growth-Income	American Funds Growth	Technology
	Variable Account		Variable Account	Variable Account	Variable Account
	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (1)	2005 (1)	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($470)	($337)	$70	($130)	($76)	($100)
Realized gain (loss)	(384)	(1,939)	(31)	(6)	711	(183)
Change in unrealized appreciation on investments	2,804	4,069	1,905	6,015	570	254

Net Increase (Decrease) in Net Assets Resulting from Operations	1,950	1,793	1,944	5,879	1,205	(29)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	397	425	306	553	224	214
Transfers between variable and fixed accounts, net	(3,184)	(8,677)	29,919	46,425	372	(1,675)
Transfers—policy charges and deductions	(692)	(1,071)	(127)	(244)	(80)	(90)
Transfers—surrenders	(8,042)	(8,778)	(2,234)	(3,072)	(1,041)	(1,242)
Transfers—other	1	2	—	2	1	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,520)	(18,099)	27,864	43,664	(524)	(2,792)

NET INCREASE (DECREASE) IN NET ASSETS	(9,570)	(16,306)	29,808	49,543	681	(2,821)

NET ASSETS
Beginning of Year/Period	53,147	69,453	—	—	7,349	10,170

End of Year/Period	$43,577	$53,147	$29,808	$49,543	$8,030	$7,349

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Short Duration Bond		Concentrated Growth		Growth LT		Focused 30
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$982	$787	($51)	($80)	($2,131)	($3,218)	($10)	($72)
Realized gain (loss)	(491)	(154)	604	545	16,043	10,427	169	94
Change in unrealized appreciation (depreciation) on investments	(322)	(704)	(632)	86	(3,484)	13,741	1,185	844

Net Increase (Decrease) in Net Assets Resulting from Operations	169	(71)	(79)	551	10,428	20,950	1,344	866

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,625	1,618	50	74	1,850	2,495	60	71
Transfers between variable and fixed accounts, net	(1,476)	8,854	(1,995)	(2,411)	(31,284)	(28,303)	3,020	(9)
Transfers—policy charges and deductions	(615)	(922)	(72)	(51)	(3,682)	(3,658)	(36)	(47)
Transfers—surrenders	(9,014)	(8,434)	(726)	(1,055)	(31,560)	(38,391)	(1,165)	(874)
Transfers—other	—	(12)	1	1	2	6	(1)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,480)	1,104	(2,742)	(3,442)	(64,674)	(67,851)	1,878	(859)

NET INCREASE (DECREASE) IN NET ASSETS	(9,311)	1,033	(2,821)	(2,891)	(54,246)	(46,901)	3,222	7

NET ASSETS
Beginning of Year	62,161	61,128	6,053	8,944	248,156	295,057	6,902	6,895

End of Year	$52,850	$62,161	$3,232	$6,053	$193,910	$248,156	$10,124	$6,902

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Health Sciences		Mid-Cap Value		International Value		Capital Opportunities
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($109)	($132)	($873)	($928)	$930	$419	($69)	($97)
Realized gain (loss)	525	(108)	13,747	702	5,763	(3,351)	1,479	(1,156)
Change in unrealized appreciation (depreciation) on investments	689	583	(2,937)	22,103	6,212	29,816	(2,171)	3,038

Net Increase (Decrease) in Net Assets Resulting from Operations	1,105	343	9,937	21,877	12,905	26,884	(761)	1,785

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	222	172	1,794	1,529	2,082	2,819	170	308
Transfers between variable and fixed accounts, net	1,084	(100)	18,418	10,873	(21,834)	(13,575)	(13,178)	(634)
Transfers—policy charges and deductions	(94)	(72)	(1,257)	(1,173)	(2,365)	(3,022)	(62)	(188)
Transfers—surrenders	(1,399)	(1,445)	(17,013)	(14,749)	(26,270)	(30,363)	(1,263)	(2,287)
Transfers—other	1	(1)	6	1	—	(6)	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(186)	(1,446)	1,948	(3,519)	(48,387)	(44,147)	(14,333)	(2,801)

NET INCREASE (DECREASE) IN NET ASSETS	919	(1,103)	11,885	18,358	(35,482)	(17,263)	(15,094)	(1,016)

NET ASSETS
Beginning of Year	8,914	10,017	116,274	97,916	202,043	219,306	18,752	19,768

End of Year	$9,833	$8,914	$128,159	$116,274	$166,561	$202,043	$3,658	$18,752

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($463)	($213)	$221	$823	($513)	($361)	($336)	($208)
Realized gain (loss)	422	(1,959)	12,372	10,256	2,204	974	906	(40)
Change in unrealized appreciation (depreciation) on investments	12,119	16,364	(5,814)	7,641	(591)	10,154	428	5,132

Net Increase in Net Assets Resulting from Operations	12,078	14,192	6,779	18,720	1,100	10,767	998	4,884

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,865	1,588	1,603	2,360	781	911	292	331
Transfers between variable and fixed accounts, net	18,370	7,704	3,653	(5,312)	(10,480)	22,331	7,533	(7,068)
Transfers—policy charges and deductions	(817)	(1,037)	(3,807)	(3,646)	(1,003)	(635)	(292)	(486)
Transfers—surrenders	(13,238)	(11,275)	(35,126)	(33,763)	(9,566)	(9,739)	(5,620)	(5,177)
Transfers—other	2	(8)	3	9	(1)	4	—	4

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,182	(3,028)	(33,674)	(40,352)	(20,269)	12,872	1,913	(12,396)

NET INCREASE (DECREASE) IN NET ASSETS	18,260	11,164	(26,895)	(21,632)	(19,169)	23,639	2,911	(7,512)

NET ASSETS
Beginning of Year	96,850	85,686	218,673	240,305	78,851	55,212	31,181	38,693

End of Year	$115,110	$96,850	$191,778	$218,673	$59,682	$78,851	$34,092	$31,181

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (1)	($65)	$172	$667	$359	($371)	($88)	($139)	$240
Realized gain (1)	2,648	586	3,687	2,073	3,588	3,726	1,818	956
Change in unrealized appreciation (depreciation) on investments	662	5,447	(2,341)	5,180	5,072	11,164	19,364	12,638

Net Increase in Net Assets Resulting from Operations	3,245	6,205	2,013	7,612	8,289	14,802	21,043	13,834

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	559	489	1,011	1,181	1,938	1,820	812	596
Transfers between variable and fixed accounts, net	(8,314)	9,786	(4,224)	(3,158)	8,172	(6,648)	5,968	5,736
Transfers—policy charges and deductions	(258)	(305)	(1,628)	(2,101)	(3,389)	(3,516)	(607)	(425)
Transfers—surrenders	(4,142)	(3,963)	(13,679)	(14,796)	(27,745)	(28,514)	(8,963)	(7,329)
Transfers—other	(1)	(8)	2	4	1	(2)	(1)	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,156)	5,999	(18,518)	(18,870)	(21,023)	(36,860)	(2,791)	(1,416)

NET INCREASE (DECREASE) IN NET ASSETS	(8,911)	12,204	(16,505)	(11,258)	(12,734)	(22,058)	18,252	12,418

NET ASSETS
Beginning of Year	37,831	25,627	94,779	106,037	188,801	210,859	55,166	42,748

End of Year	$28,920	$37,831	$78,274	$94,779	$176,067	$188,801	$73,418	$55,166

(1)	Prior year net investment income and realized gain for the Small-Cap Value Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (1)	$4,272	$4,112	$2,428	($671)	$845	($237)	$4,499	$5,868
Realized gain (loss) (1)	7,532	5,288	9,744	9,901	67	97	(66)	(5,094)
Change in unrealized appreciation (depreciation) on investments	(9,023)	194	(10,415)	1,671	(40)	(81)	(3,720)	5,296

Net Increase (Decrease) in Net Assets Resulting from Operations	2,781	9,594	1,757	10,901	872	(221)	713	6,070

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,056	3,156	2,283	2,888	1,531	2,132	1,281	1,210
Transfers between variable and fixed accounts, net	541	(16,551)	4,600	10,523	16,265	13,027	(7,057)	(30,886)
Transfers—policy charges and deductions	(3,518)	(5,498)	(1,928)	(2,452)	(1,517)	(2,401)	(1,477)	(1,560)
Transfers—surrenders	(31,974)	(36,062)	(18,931)	(20,773)	(27,622)	(35,067)	(11,886)	(16,996)
Transfers—other	1	(5)	(2)	(8)	—	1	1	(30)

Net Decrease in Net Assets Derived from Policy Transactions	(31,894)	(54,960)	(13,978)	(9,822)	(11,343)	(22,308)	(19,138)	(48,262)

NET INCREASE (DECREASE) IN NET ASSETS	(29,113)	(45,366)	(12,221)	1,079	(10,471)	(22,529)	(18,425)	(42,192)

NET ASSETS
Beginning of Year	225,112	270,478	147,171	146,092	54,022	76,551	88,040	130,232

End of Year	$195,999	$225,112	$134,950	$147,171	$43,551	$54,022	$69,615	$88,040

(1)	Prior year net investment income (loss) and realized gain for the Managed Bond and Inflation Managed Variable Accounts have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Large-Cap Value		Comstock		Mid-Cap Growth
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$29	$28	($261)	($56)	$51	($19)	($176)	($150)
Realized gain (loss)	1,125	106	631	(3,259)	1,725	(25)	149	(93)
Change in unrealized appreciation (depreciation) on investments	(741)	1,365	1,344	14,136	(573)	5,598	2,032	2,356

Net Increase in Net Assets Resulting from Operations	413	1,499	1,714	10,821	1,203	5,554	2,005	2,113

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	180	222	1,797	2,452	669	631	189	218
Transfers between variable and fixed accounts, net	(1,185)	1,894	(52,547)	12,191	656	10,484	3,397	3,186
Transfers—policy charges and deductions	(121)	(278)	(1,039)	(1,950)	(357)	(471)	(56)	(91)
Transfers—surrenders	(3,013)	(2,951)	(13,659)	(19,315)	(5,750)	(5,079)	(2,387)	(1,784)
Transfers—other	2	4	—	(6)	1	(3)	5	2

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,137)	(1,109)	(65,448)	(6,628)	(4,781)	5,562	1,148	1,531

NET INCREASE (DECREASE) IN NET ASSETS	(3,724)	390	(63,734)	4,193	(3,578)	11,116	3,153	3,644

NET ASSETS
Beginning of Year	15,256	14,866	142,135	137,942	43,237	32,121	14,217	10,573

End of Year	$11,532	$15,256	$78,401	$142,135	$39,659	$43,237	$17,370	$14,217

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Real Estate		VN Small-Cap Value
	Variable Account		Variable Account
	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,
	2005	2004	2005 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (2)	($204)	$532	($6)
Realized gain (2)	5,749	2,040	160
Change in unrealized appreciation on investments	645	10,842	175

Net Increase in Net Assets Resulting from Operations	6,190	13,414	329

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	531	622	109
Transfers between variable and fixed accounts, net	(4,287)	(131)	4,738
Transfers—policy charges and deductions	(544)	(584)	(20)
Transfers—surrenders	(6,880)	(6,095)	(357)
Transfers—other	8	2	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,172)	(6,186)	4,471

NET INCREASE (DECREASE) IN NET ASSETS	(4,982)	7,228	4,800

NET ASSETS
Beginning of Year/Period	50,109	42,881	—

End of Year/Period	$45,127	$50,109	$4,800

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Prior year net investment income and realized gain for the Real Estate Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     Selected accumulation unit value (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below.

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
	End	of	Net	Income to	Expenses to
	of Year/	Units	Assets	Average Net	Average Net	Total
For the Year/Period Ended	Period	Outstanding	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Blue Chip
2005	$7.65	5,011,632	$38,345	0.25%	1.25%	1.65%
2004	7.53	11,511,077	86,641	0.63%	1.25%	3.35%
2003	7.28	10,966,798	79,865	0.22%	1.25%	23.81%
2002	5.88	12,794,576	75,259	0.11%	1.25%	(26.86%)
01/02/2001 - 12/31/2001	8.04	13,611,930	109,474	0.11%	1.25%	(19.58%)

Aggressive Growth
2005	$8.76	316,621	$2,773	0.00%	1.25%	4.28%
2004	8.40	570,838	4,794	0.00%	1.25%	10.49%
2003	7.60	664,667	5,052	0.00%	1.25%	25.09%
2002	6.08	527,332	3,204	0.00%	1.25%	(23.30%)
01/02/2001 - 12/31/2001	7.92	2,268,467	17,972	0.00%	1.25%	(20.77%)

Financial Services
2005	$11.01	384,064	$4,227	1.12%	1.25%	4.17%
2004	10.57	724,835	7,659	0.74%	1.25%	7.37%
2003	9.84	893,116	8,789	0.86%	1.25%	27.41%
2002	7.72	628,358	4,853	0.20%	1.25%	(15.65%)
01/02/2001 - 12/31/2001	9.16	823,451	7,540	0.35%	1.25%	(8.43%)

Diversified Research
2005	$11.70	4,737,995	$55,455	0.45%	1.25%	3.94%
2004	11.26	3,823,808	43,060	0.59%	1.25%	9.82%
2003	10.25	3,548,204	36,382	0.41%	1.25%	30.98%
2002	7.83	2,866,659	22,441	0.29%	1.25%	(25.14%)
2001	10.46	2,773,119	28,999	0.23%	1.25%	(3.96%)

Equity
2005	$17.67	2,465,830	$43,577	0.24%	1.25%	5.21%
2004	16.80	3,163,982	53,147	0.68%	1.25%	3.84%
2003	16.18	4,293,338	69,453	0.35%	1.25%	22.79%
2002	13.17	5,374,870	70,812	0.31%	1.25%	(27.42%)
2001 (4)	18.15	7,872,674	142,911	0.04%	1.25%	(22.74%)

American Funds Growth-Income (5)
05/02/2005 - 12/31/2005	$10.90	2,735,590	$29,808	1.62%	1.25%	8.96%

American Funds Growth (5)
05/02/2005 - 12/31/2005	$11.87	4,173,474	$49,543	0.72%	1.25%	18.71%

Technology
2005	$5.36	1,499,369	$8,030	0.00%	1.25%	20.20%
2004	4.46	1,649,507	7,349	0.00%	1.25%	2.37%
2003	4.35	2,336,882	10,170	0.00%	1.25%	40.80%
2002	3.09	1,149,444	3,553	0.00%	1.25%	(47.01%)
01/02/2001 - 12/31/2001	5.83	1,054,641	6,152	0.00%	1.25%	(41.67%)

Short Duration Bond
2005	$10.04	5,264,463	$52,850	3.00%	1.25%	0.31%
2004	10.01	6,211,321	62,161	2.50%	1.25%	(0.05%)
05/01/2003 - 12/31/2003	10.01	6,105,155	61,128	2.57%	1.25%	0.13%

Concentrated Growth (6)
2005	$4.23	763,502	$3,232	0.00%	1.25%	1.07%
2004	4.19	1,445,155	6,053	0.00%	1.25%	11.25%
2003	3.76	2,375,489	8,944	0.00%	1.25%	41.44%
2002	2.66	1,675,888	4,461	0.00%	1.25%	(39.38%)
2001	4.39	2,089,045	9,173	0.00%	1.25%	(34.72%)

Growth LT
2005	$34.12	5,682,686	$193,910	0.23%	1.25%	6.34%
2004	32.09	7,733,565	248,156	0.00%	1.25%	9.03%
2003	29.43	10,025,193	295,057	0.00%	1.25%	32.31%
2002	22.24	13,242,258	294,557	1.03%	1.25%	(29.86%)
2001 (4)	31.71	17,994,286	570,631	1.07%	1.25%	(30.44%)

Focused 30
2005	$9.44	1,072,917	$10,124	1.11%	1.25%	20.56%
2004	7.83	881,775	6,902	0.05%	1.25%	13.42%
2003	6.90	999,087	6,895	0.00%	1.25%	40.49%
2002	4.91	754,441	3,706	0.16%	1.25%	(30.29%)
2001	7.05	1,267,953	8,934	0.07%	1.25%	(14.44%)

See Notes to Financial Statements	See explanation of references on J-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
	End	of	Net	Income to	Expenses to
	of Year/	Units	Assets	Average Net	Average Net	Total
For the Year/Period Ended	Period	Outstanding	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Health Sciences
2005	$10.54	932,891	$9,833	0.00%	1.25%	13.86%
2004	9.26	962,910	8,914	0.00%	1.25%	6.20%
2003	8.72	1,149,106	10,017	0.00%	1.25%	26.24%
2002	6.91	870,570	6,011	0.00%	1.25%	(24.26%)
01/02/2001 - 12/31/2001	9.12	1,126,834	10,273	0.00%	1.25%	(8.83%)

Mid-Cap Value
2005	$20.53	6,242,819	$128,159	0.53%	1.25%	7.52%
2004	19.09	6,089,756	116,274	0.36%	1.25%	23.52%
2003	15.46	6,334,603	97,916	0.56%	1.25%	27.50%
2002 (4)	12.12	6,501,783	78,822	0.36%	1.25%	(15.52%)
2001 (4)	14.35	9,519,914	136,622	0.80%	1.25%	11.89%

International Value
2005	$18.51	8,999,846	$166,561	1.77%	1.25%	8.07%
2004	17.12	11,798,337	202,043	1.46%	1.25%	14.97%
2003	14.89	14,724,076	219,306	1.66%	1.25%	26.13%
2002	11.81	17,184,202	202,930	0.84%	1.25%	(14.98%)
2001 (4)	13.89	22,426,166	311,488	0.96%	1.25%	(22.85%)

Capital Opportunities
2005	$8.47	431,577	$3,658	0.45%	1.25%	0.54%
2004	8.43	2,224,519	18,752	0.71%	1.25%	11.29%
2003	7.57	2,609,867	19,768	0.39%	1.25%	25.55%
2002	6.03	3,127,234	18,866	0.18%	1.25%	(27.69%)
01/02/2001 - 12/31/2001	8.34	3,693,166	30,812	0.17%	1.25%	(16.57%)

International Large-Cap
2005	$8.55	13,462,161	$115,110	0.80%	1.25%	11.30%
2004	7.68	12,606,708	96,850	1.01%	1.25%	17.13%
2003	6.56	13,064,458	85,686	1.28%	1.25%	28.90%
2002	5.09	12,292,762	62,550	0.94%	1.25%	(18.65%)
2001	6.25	15,304,319	95,728	0.84%	1.25%	(19.31%)

Equity Index
2005	$36.01	5,325,572	$191,778	1.36%	1.25%	3.37%
2004	34.84	6,277,121	218,673	1.62%	1.25%	9.21%
2003	31.90	7,533,380	240,305	1.38%	1.25%	26.70%
2002 (4)	25.18	10,053,324	253,107	1.20%	1.25%	(23.31%)
2001 (4)	32.83	13,363,360	438,710	1.03%	1.25%	(13.25%)

Small-Cap Index
2005	$15.23	3,919,284	$59,682	0.44%	1.25%	3.08%
2004	14.77	5,337,842	78,851	0.69%	1.25%	16.30%
2003	12.70	4,346,805	55,212	0.71%	1.25%	44.71%
2002	8.78	4,035,481	35,421	0.78%	1.25%	(22.17%)
2001 (4)	11.28	2,361,793	26,635	0.98%	1.25%	0.46%

Fasciano Small Equity (6)
2005	$11.37	2,998,375	$34,092	0.21%	1.25%	1.39%
2004	11.21	2,780,367	31,181	0.60%	1.25%	17.46%
2003	9.55	4,052,716	38,693	0.48%	1.25%	31.49%
2002	7.26	5,437,137	39,478	0.00%	1.25%	(26.03%)
2001	9.82	6,092,175	59,798	0.00%	1.25%	(18.28%)

Small-Cap Value
2005	$17.36	1,666,018	$28,920	1.05%	1.25%	12.24%
2004 (4)	15.47	2,446,030	37,831	1.83%	1.25%	22.87%
05/01/2003 - 12/31/2003	12.59	2,035,868	25,627	1.36%	1.25%	25.88%

Multi-Strategy
2005	$32.32	2,421,607	$78,274	2.03%	1.25%	2.49%
2004	31.54	3,005,242	94,779	1.62%	1.25%	8.45%
2003	29.08	3,646,300	106,037	1.51%	1.25%	21.74%
2002 (4)	23.89	4,399,716	105,095	1.90%	1.25%	(14.15%)
2001 (4)	27.82	5,985,636	166,538	2.49%	1.25%	(2.39%)

Main Street Core (6)
2005	$31.34	5,618,458	$176,067	1.04%	1.25%	4.68%
2004	29.94	6,306,504	188,801	1.21%	1.25%	8.18%
2003	27.67	7,619,421	210,859	0.97%	1.25%	25.38%
2002	22.07	8,390,555	185,196	0.67%	1.25%	(29.29%)
2001 (4)	31.22	11,756,550	366,993	0.62%	1.25%	(10.01%)

Emerging Markets
2005	$17.28	4,247,586	$73,418	1.01%	1.25%	39.72%
2004	12.37	4,459,322	55,166	1.79%	1.25%	32.95%
2003	9.30	4,593,945	42,748	1.11%	1.25%	66.35%
2002	5.59	5,080,084	28,415	0.51%	1.25%	(4.27%)
2001	5.84	7,233,057	42,264	0.13%	1.25%	(9.82%)

See Notes to Financial Statements	See explanation of references on J-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
	End	of	Net	Income to	Expenses to
	of Year/	Units	Assets	Average Net	Average Net	Total
For the Year/Period Ended	Period	Outstanding	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Managed Bond
2005	$26.62	7,362,236	$195,999	3.30%	1.25%	1.36%
2004 (4)	26.26	8,571,037	225,112	2.91%	1.25%	4.07%
2003 (4)	25.24	10,717,247	270,478	4.25%	1.25%	4.91%
2002 (4)	24.06	15,775,303	379,484	4.50%	1.25%	9.55%
2001	21.96	22,535,629	494,830	5.12%	1.25%	5.99%

Inflation Managed (6)
2005	$27.19	4,962,673	$134,950	2.93%	1.25%	1.27%
2004 (4)	26.85	5,480,892	147,171	0.79%	1.25%	7.55%
2003 (4)	24.97	5,851,255	146,092	0.09%	1.25%	6.90%
2002 (4)	23.36	8,405,588	196,324	1.10%	1.25%	14.02%
2001	20.48	5,619,239	115,108	3.65%	1.25%	2.96%

Money Market
2005	$14.95	2,912,618	$43,551	2.70%	1.25%	1.55%
2004	14.72	3,668,761	54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,185,940	76,551	0.78%	1.25%	(0.47%)
2002	14.83	11,037,212	163,686	1.40%	1.25%	0.15%
2001	14.81	14,945,680	221,311	3.71%	1.25%	2.57%

High Yield Bond
2005	$27.20	2,559,518	$69,615	7.05%	1.25%	1.10%
2004	26.90	3,272,646	88,040	7.01%	1.25%	8.06%
2003	24.89	5,231,336	130,232	7.37%	1.25%	18.80%
2002	20.96	4,608,773	96,579	8.70%	1.25%	(4.21%)
2001	21.88	5,987,487	130,989	9.73%	1.25%	0.08%

Equity Income
2005	$12.31	937,092	$11,532	1.47%	1.25%	4.32%
2004	11.80	1,293,267	15,256	1.44%	1.25%	10.80%
2003	10.65	1,396,267	14,866	1.27%	1.25%	24.67%
01/02/2002 - 12/31/2002	8.54	1,642,668	14,029	1.48%	1.25%	(14.60%)

Large-Cap Value
2005	$13.39	5,856,877	$78,401	0.99%	1.25%	4.83%
2004	12.77	11,131,356	142,135	1.21%	1.25%	8.56%
2003	11.76	11,727,947	137,942	1.19%	1.25%	29.61%
2002	9.07	12,940,961	117,436	0.90%	1.25%	(23.92%)
2001 (4)	11.93	15,232,214	181,681	0.86%	1.25%	(4.85%)

Comstock (6)
2005	$10.33	3,840,786	$39,659	1.37%	1.25%	3.07%
2004	10.02	4,315,851	43,237	1.19%	1.25%	15.72%
2003	8.66	3,710,085	32,121	0.94%	1.25%	29.76%
2002	6.67	992,013	6,619	0.12%	1.25%	(23.12%)
2001	8.68	1,409,565	12,234	0.37%	1.25%	(10.99%)

Mid-Cap Growth
2005	$7.55	2,299,840	$17,370	0.00%	1.25%	16.44%
2004	6.49	2,191,783	14,217	0.00%	1.25%	20.08%
2003	5.40	1,957,362	10,573	0.00%	1.25%	28.77%
2002	4.19	2,180,363	9,146	0.00%	1.25%	(47.69%)
01/02/2001 - 12/31/2001	8.02	1,504,437	12,064	0.00%	1.25%	(19.81%)

Real Estate (6)
2005	$29.02	1,554,844	$45,127	0.80%	1.25%	15.34%
2004 (4)	25.16	1,991,365	50,109	2.48%	1.25%	35.91%
2003 (4)	18.51	2,316,021	42,881	3.04%	1.25%	35.82%
2002 (4)	13.63	2,639,881	35,988	2.30%	1.25%	(1.56%)
2001 (4)	13.85	2,922,345	40,470	3.35%	1.25%	7.19%

VN Small-Cap Value (5)
05/02/2005 - 12/31/2005	$11.44	419,558	$ 4,800	0.95%	1.25%	14.41%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios which the Variable Accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior year investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.

(5)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(6)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account; prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account; prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account, and prior to 01/01/2002, it was named Equity Income Variable Account; prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account; prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account; and prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2005 is comprised of thirty-four subaccounts called Variable Accounts: the Blue Chip (Large-Cap Growth effective January 1, 2006), Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds® Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts. American Funds is a registered trademark of American Funds Distributors, Inc., I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each of the Variable Accounts invest in the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections C through G of this brochure and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) three new Variable Accounts that commenced operations on May 2, 2005: the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts.
     The net assets of the Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), the underlying portfolio for the Small-Cap Index Variable Account, in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization, a total of 1,011,144 outstanding accumulation units (valued at $34,484,629) of the Small-Cap Equity Variable Account were exchanged for 2,705,458 accumulation units with equal value of the Small-Cap Index Variable account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2005, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Blue Chip	$5,885	$52,485
Aggressive Growth	1,399	3,501
Financial Services	2,837	6,420
Diversified Research	24,784	15,409
Equity	653	12,173
American Funds Growth-Income (1)	30,701	2,837
American Funds Growth (1)	46,751	3,087
Technology	5,929	6,453
Short Duration Bond	8,149	17,629
Concentrated Growth (2)	1,265	4,007
Growth LT	2,121	66,795
Focused 30	5,513	3,635
Health Sciences	6,686	6,872
Mid-Cap Value	38,584	36,636
International Value	3,090	51,477
Capital Opportunities	945	15,278
International Large-Cap	21,486	15,304
Equity Index	34,880	68,554
Small-Cap Index	6,720	26,989
Fasciano Small Equity (2)	10,184	8,271
Small-Cap Value	9,706	21,862
Multi-Strategy	1,194	19,712
Main Street Core	15,172	36,195
Emerging Markets	11,669	14,460
Managed Bond	4,544	36,438
Inflation Managed	11,228	25,206
Money Market	57,946	69,289
High Yield Bond	6,762	25,900
Equity Income	4,807	8,944
Large-Cap Value	3,742	69,190
Comstock	7,890	12,671
Mid-Cap Growth	6,636	5,488
Real Estate	4,407	15,579
VN Small-Cap Value (1)	5,502	1,031

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows (amounts in thousands):

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Blue Chip	1,835	(8,334)	(6,499)	4,259	(3,715)	544
Aggressive Growth	232	(486)	(254)	388	(482)	(94)
Financial Services	320	(661)	(341)	591	(759)	(168)
Diversified Research	2,772	(1,858)	914	2,075	(1,799)	276
Equity	141	(839)	(698)	478	(1,607)	(1,129)
American Funds Growth-Income (1)	3,273	(537)	2,736	—	—	—
American Funds Growth (1)	4,872	(699)	4,173	—	—	—
Technology	1,547	(1,697)	(150)	1,426	(2,113)	(687)
Short Duration Bond	1,749	(2,696)	(947)	2,499	(2,393)	106
Concentrated Growth (2)	394	(1,076)	(682)	979	(1,909)	(930)
Growth LT	285	(2,336)	(2,051)	1,029	(3,321)	(2,292)
Focused 30	801	(610)	191	666	(783)	(117)
Health Sciences	899	(929)	(30)	901	(1,087)	(186)
Mid-Cap Value	3,043	(2,890)	153	3,234	(3,479)	(245)
International Value	1,005	(3,803)	(2,798)	1,563	(4,489)	(2,926)
Capital Opportunities	225	(2,018)	(1,793)	664	(1,049)	(385)
International Large-Cap	4,674	(3,819)	855	3,962	(4,420)	(458)
Equity Index	1,560	(2,512)	(952)	1,285	(2,541)	(1,256)
Small-Cap Index	1,018	(2,437)	(1,419)	5,168	(4,177)	991
Fasciano Small Equity (2)	1,174	(956)	218	633	(1,905)	(1,272)
Small-Cap Value	1,149	(1,929)	(780)	1,611	(1,201)	410
Multi-Strategy	167	(751)	(584)	245	(886)	(641)
Main Street Core	895	(1,583)	(688)	473	(1,786)	(1,313)
Emerging Markets	1,897	(2,109)	(212)	2,162	(2,297)	(135)
Managed Bond	1,098	(2,307)	(1,209)	1,416	(3,562)	(2,146)
Inflation Managed	1,257	(1,775)	(518)	1,756	(2,126)	(370)
Money Market	6,564	(7,320)	(756)	11,734	(13,251)	(1,517)
High Yield Bond	517	(1,230)	(713)	761	(2,720)	(1,959)
Equity Income	532	(888)	(356)	850	(953)	(103)
Large-Cap Value	1,299	(6,573)	(5,274)	4,051	(4,648)	(597)
Comstock	1,646	(2,121)	(475)	1,991	(1,385)	606
Mid-Cap Growth	1,426	(1,318)	108	1,648	(1,414)	234
Real Estate	432	(869)	(437)	720	(1,045)	(325)
VN Small-Cap Value (1)	545	(125)	420	—	—	—

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
7. SUBSTITUTION AND SUBSEQUENT EVENTS
     An application for an order of approval for the substitution of the Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account, has been filed with the SEC. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for shares of the American Funds Growth-Income Portfolio. The Equity Income Portfolio will then be closed.
     On November 14, 2005, the Fund’s Board approved plans of reorganization (the “Reorganizations”) subject to approval by the SEC and the shareholders of the Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively. Under the Reorganizations, the Mid-Cap Growth Portfolio and the Large-Cap Value Portfolio, the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, will acquire all of the assets and liabilities of the Aggressive Growth Portfolio and Financial Services Portfolio, respectively. The Reorganizations are expected to be effective as of the close of business on April 28, 2006, or on a later date as the parties may agree.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Variable Annuity Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds® Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts — collectively, the “Variable Accounts”) as of
     December 31, 2005, the related statements of operations for the year then ended (as to the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2005), the statements of changes in net assets for each of the two years in the period then ended (as to the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 2005), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 22, 2006

L-1

Annual Reports
as of December 31, 2005

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Select Fund
P.O. Box 7178
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	302-6A